Other Non-Operating Income - Schedule of Others Non-Operating Income (Details) - USD ($)		6 Months Ended				12 Months Ended
		Mar. 31, 2025		Mar. 31, 2024		Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Schedule of Other Non-Operating Income [Abstract]
Rental income		$ 22,573	[1]		[1]	$ 17,562		$ 130,900
Tax subsidies and deductions		2,119		73		(1,155)	14	34,886
Government subsidies		13,830		30		701	1,314	3,441
Others income	[2]	349,294		895
Total		$ 387,816		$ 998		$ 21,644	$ 14,557	$ 113,658

[1]	Rental income for the six months ended March 31, 2025 was generated from the operating lease of part of warehouse located in Saitama, Japan. Due to the decline in business, the company has leased out part of its warehouse to others.
[2]	Others income obtained the gain of $347,278 from cleaning up the current accounts due to the deregistration of HQT.